Average Annual Total Returns{- Fidelity® Japan Smaller Companies Fund} - 10.31 Targeted International Funds Retail Combo PRO-16 - Fidelity® Japan Smaller Companies Fund	Fidelity Japan Smaller Companies Fund-Default Return Before Taxes Past 1 year	Fidelity Japan Smaller Companies Fund-Default Return Before Taxes Past 5 years	Fidelity Japan Smaller Companies Fund-Default Return Before Taxes Past 10 years	Fidelity Japan Smaller Companies Fund-Default After Taxes on Distributions Past 1 year	Fidelity Japan Smaller Companies Fund-Default After Taxes on Distributions Past 5 years	Fidelity Japan Smaller Companies Fund-Default After Taxes on Distributions Past 10 years	Fidelity Japan Smaller Companies Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Japan Smaller Companies Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Japan Smaller Companies Fund-Default After Taxes on Distributions and Sales Past 10 years	RS033 Past 1 year	RS033 Past 5 years	RS033 Past 10 years
Total	21.94%	11.54%	10.89%	20.03%	10.50%	10.18%	14.39%	9.16%	8.97%	16.47%	9.06%	8.10%